11. ISSUABLE COMMON STOCK- annual (Annual Member)	12 Months Ended
Dec. 31, 2013
Annual Member
11. ISSUABLE COMMON STOCK

11. ISSUABLE COMMON STOCK

During 2013 the Board of Directors authorized the issuance of 23,371,111 shares of common stock that were not issued until after December 31, 2013. These authorizations were 11,911,111 shares for $217,500 of cash, 6,660,000 shares of common stock in payment of services amounting to $121,500, 1,400,000 shares of common stock in payment of accounts payable of $30,000 and 3,400,000 shares in payment of notes payable and accrued interest of $169,720.

During December 2012 the Board of Directors authorized the issuance of 12,000,000 shares of common stock in payment of services in the amount of $267,000. The certificates were issued subsequent to December 31, 2012.